Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Taxes
16.	Taxes

Under the laws of the Countries of the Company and its subsidiaries incorporation and/or vessels’ registration, the Company is not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which have been included in Vessel operating expenses in the accompanying consolidated statement of operations. Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements, (a) the Company is organized in a foreign country that grants an equivalent exemption to corporations organized in the United States, and (b) either (i) more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (the “50% Ownership Test”) or (ii) the Company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (the “Publicly-Traded Test”).

To complete the exemption process, the Company’s shipowning subsidiaries must file a U.S. tax return, state the basis of their exemption and obtain and retain documentation attesting to the basis of their exemptions. The Company’s subsidiaries completed the filing process for 2013 on or prior to the applicable tax filing deadline. All the Company’s ship-operating subsidiaries currently satisfy the Publicly-Traded Test based on the trading volume and the widely-held ownership of the Company’s shares, but no assurance can be given that this will remain so in the future, since continued compliance with this rule is subject to factors outside the Company’s control. In addition, the Company’s vessels did not call on any U.S. ports during the year ended December 31, 2013 and thus the Company’s shipowning subsidiaries have no tax obligations despite the exemptions. Based on its U.S. source Shipping Income for 2011 and 2012, the Company would be subject to U.S. federal income tax of approximately $93 and $25, respectively, in the absence of an exemption under Section 883.